Financial Investment Designated at Fair Value Through OCI (Details) - PEN (S/)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Financial Investment Designated at Fair Value Through OCI (Details) [Line Items]
Investment shares than represent of equity of Fossal S.A.A. percentage	8.52%	8.40%
Equity investments [Member]
Financial Investment Designated at Fair Value Through OCI (Details) [Line Items]
Number of investment shares of fossal (in Shares)	837,881	2,481,397
Charge in other comprehensive income	S/ 565,000	S/ 1,995,000	S/ 17,532,000